Organization and Principal Activities - Schedule of Main Subsidiaries and Consolidated VIEs (Details)	12 Months Ended
Jun. 30, 2025
Hundreds of Mountains Limited [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Mar. 22, 2021
Place of incorporation	The BVI
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
Witty Digital Technology Limited [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Mar. 29, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Principal activities	Technical consulting and related service
CreaVerse Group Limited [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Feb. 06, 2024
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
CreaVerse Group (BVI) Limited [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Feb. 08, 2024
Place of incorporation	The BVI
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
CreaVerse Technology (Singapore) Pte. Limited [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Feb. 26, 2024
Place of incorporation	Singapore
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
CreaVerse Technology (HK) Limited [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Mar. 11, 2024
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Principal activities	Investment holding
Beijing Liangzizhige Technology Co., Ltd. (the “WFOE”) [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Mar. 19, 2021
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Technical consulting and related service
Shenzhen Chaowan World Information Technology Co., Ltd. [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Dec. 24, 2024
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%
Principal activities	Pop toy business
Shenzhen Yiqi Culture Co., Ltd. [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Nov. 23, 2020
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	63.50%
Principal activities	Pop toy business
Feierlai (Beijing) Technology Co., Ltd. (“Beijing Feierlai”, or the “VIE 1”) [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Jul. 27, 2016
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%	[1]
Principal activities	Online learning services
Beijing Chuangyuqizhi Technology Co., Ltd. (“Beijing Chuangyuqizhi”, or the “VIE 2”) [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Apr. 26, 2024
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%	[1]
Principal activities	Technical consulting and related service
Beijing Shijiwanhe Information Consultancy Co., Ltd. [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Aug. 28, 2019
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%	[1]
Principal activities	Online learning services
Anhui Denggaoerge Network Technology Co., Ltd. [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Dec. 24, 2020
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%	[1]
Principal activities	Online learning services
Mingde Jianyou (Beijing) Technology Co., Ltd. [Member]
Wholly owned subsidiaries (offshore):
Date of incorporation	Oct. 19, 2023
Place of incorporation	The PRC
Percentage of direct or indirect economic interest	100.00%	[1]
Principal activities	Consumer business

[1]	The WFOE is the primary beneficiary and consolidate 100% of the VIEs (including their subsidiaries).